Note 12 - Financial instruments and Fair Value Disclosures - Financial Assets and Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Financial assets:
Financial assets		$ 163,491	$ 139,065
Cash and cash equivalents [member]
Financial assets:
Financial assets		160,395	83,347
Cash and cash equivalents [member] | Other liabilities, category [member]
Financial assets:
Financial assets
Cash and cash equivalents [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets:
Financial assets		160,395	83,347
Cash and cash equivalents [member] | Financial assets available-for-sale, category [member]
Financial assets:
Financial assets
Cash and cash equivalents [member] | Loans and receivables, category [member]
Financial assets:
Financial assets
Accounts receivable [member]
Financial assets:
Financial assets		160	628
Accounts receivable [member] | Other liabilities, category [member]
Financial assets:
Financial assets
Accounts receivable [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets:
Financial assets
Accounts receivable [member] | Financial assets available-for-sale, category [member]
Financial assets:
Financial assets
Accounts receivable [member] | Loans and receivables, category [member]
Financial assets:
Financial assets		160	628
Term deposits [member]
Financial assets:
Financial assets			55,000
Term deposits [member] | Other liabilities, category [member]
Financial assets:
Financial assets
Term deposits [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets:
Financial assets			55,000
Term deposits [member] | Financial assets available-for-sale, category [member]
Financial assets:
Financial assets
Term deposits [member] | Loans and receivables, category [member]
Financial assets:
Financial assets
Investments [member]
Financial assets:
Financial assets	[1]	3,096	718
Investments [member] | Other liabilities, category [member]
Financial assets:
Financial assets
Investments [member] | Financial assets at fair value through profit or loss, category [member]
Financial assets:
Financial assets		661	168
Investments [member] | Financial assets available-for-sale, category [member]
Financial assets:
Financial assets		2,435	550
Investments [member] | Loans and receivables, category [member]
Financial assets:
Financial assets
Trade and other payables [member]
Financial liabilities:
Financial liabilities		936	733
Trade and other payables [member] | Other liabilities, category [member]
Financial liabilities:
Financial liabilities		936	733
Trade and other payables [member] | Financial assets at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities
Trade and other payables [member] | Financial assets available-for-sale, category [member]
Financial liabilities:
Financial liabilities
Trade and other payables [member] | Loans and receivables, category [member]
Financial liabilities:
Financial liabilities

[1]	The fair value of available-for-sale securities quoted in active markets, is determined based on a market approach reflecting the closing price of each particular security as at the statement of financial position date. The closing price is a quoted market price obtained from the exchange that is the principal active market for the particular security, and therefore available-for-sale securities are classified within Level 1 of the fair value hierarchy. The fair values of available-for-sale securities and warrants that are not quoted in active markets are valued based on quoted prices of similar instruments in active markets or using valuation techniques where all inputs are directly or indirectly observable from market data and are classified within Level 2 of the fair value hierarchy.